Tax expense	12 Months Ended
Dec. 31, 2024
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Tax expense

20. Tax expense

British Virgin Islands

Under the current and applicable laws of the British Virgin Islands, the Company is not subject to tax on income or capital gain, nor is the Company subject to withholding tax on any payment of dividends.

Malaysia

The Group’s subsidiaries, which are considered Malaysian resident companies under Malaysian Income Tax Act 1967, are subject to corporate income tax as determined under Malaysian Income Tax Act at a rate of 24% (“applicable tax rate”) for the financial years ended December 31, 2024 and 2023.

	2024	2023
	USD	USD

Current tax
● Current	340,639	284,103
● Under provision in prior year	697	4,686
Tax expense	341,336	288,789

The difference between tax expense and the amount of tax determined by multiplying the profit before tax to the applicable tax rate, is analyzed as follows:

	2024	2023
	USD	USD

Profit before tax	880,550	1,175,377

Tax expense calculated at the applicable tax rate	211,332	282,091
Non-deductible expenses	125,581	7,161
Deferred tax not recognized	3,726	(4,030)
Under provision in previous financial year	697	4,686
Utilization of previously unrecognized tax losses	-	(1,119)
Tax expense	341,336	288,789

No provision for deferred tax has been made as there were no material temporary difference at the reporting date.

In May 2024, a Malaysian subsidiary was granted Malaysia Digital (“MD”) status by the Malaysia Digital Economy Corporation for the provision of solution in relation to Artificial Intelligence, subject to compliance with applicable conditions. This designation is typically granted to companies that are involved in high-value-added, high-technology, and knowledge-based industries. Companies holding MD status are typically eligible for various incentives, including tax benefits, rights and privileges provided by the Malaysian Government. The tax incentives offered comprise reduced corporate tax rate or investment tax allowance on its capital expenditure. The Malaysian subsidiary is currently in the process of ascertaining compliance with the conditions and analyzing the incentive best suited for it prior to application.